Income taxes (Detail 4) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	$ 64,335	$ 32,091
of which: USA
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	12,354	13,350
of which: related to the UK
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	37,773	14,332
of which: related to other locations
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	14,208	4,409
Within 1 year
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	342	231
From 2 to 5 years
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	10,839	2,184
From 6 to 10 years
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	7,114	11,106
From 11 to 20 years
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	1,818	1,610
No expiry
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	$ 44,222	$ 16,960